HEAT 2006-4 Group 1
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Original Loan to Value Ratios Loans Balance Group
<= 50.00 140 20,075,500 3.4
50.01 - 55.00 61 10,717,208 1.8
55.01 - 60.00 75 13,889,070 2.4
60.01 - 65.00 116 22,138,577 3.8
65.01 - 70.00 189 35,225,626 6.0
70.01 - 75.00 259 51,714,946 8.8
75.01 - 80.00 1,142 192,074,376 32.8
80.01 - 85.00 481 80,153,677 13.7
85.01 - 90.00 714 113,270,083 19.4
90.01 - 95.00 208 28,674,898 4.9
95.01 - 100.00 322 16,895,185 2.9
Total: 3,707 584,829,146 100.0
Max: 100.00
Min: 6.61
Wgt Avg: 79.43
Number Total
of Scheduled % of
Scheduled Balance Loans Balance Group
0.01 - 50,000.00 367 11,689,627 2.0
50,000.01 - 100,000.00 819 61,912,804 10.6
100,000.01 - 150,000.00 831 103,301,734 17.7
150,000.01 - 200,000.00 646 112,816,254 19.3
200,000.01 - 250,000.00 414 93,064,048 15.9
250,000.01 - 300,000.00 263 71,895,490 12.3
300,000.01 - 350,000.00 185 59,902,014 10.2
350,000.01 - 400,000.00 137 51,055,867 8.7
400,000.01 - 450,000.00 38 15,693,595 2.7
450,000.01 - 500,000.00 5 2,305,023 0.4
500,000.01 - 550,000.00 1 524,793 0.1
600,000.01 >= 1 667,898 0.1
Total: 3,707 584,829,146 100.0
Max: 667,897.94
Min: 9,980.46
Avg: 157,763.46
Number Total
of Scheduled % of
FICO Credit Scores Loans Balance Group
<= 0 2 92,625 0.0
476 - 500 5 462,188 0.1
501 - 525 69 10,175,791 1.7
526 - 550 151 25,182,541 4.3
551 - 575 467 73,153,051 12.5
576 - 600 631 86,817,800 14.8
601 - 625 735 116,782,605 20.0
626 - 650 690 110,369,980 18.9
651 - 675 465 76,557,811 13.1
676 - 700 239 41,765,959 7.1
701 - 725 132 22,090,299 3.8
726 - 750 60 10,366,452 1.8
751 - 775 38 6,755,701 1.2
776 - 800 14 3,138,156 0.5
801 - 825 9 1,118,187 0.2
Total: 3,707 584,829,146 100.0
Min: 0
Max: 814
Wgt Avg: 623
Number Total
of Scheduled % of
Original Balance Loans Balance Group
0.01 - 50,000.00 360 11,340,534 1.9
50,000.01 - 100,000.00 824 62,062,277 10.6
100,000.01 - 150,000.00 826 102,454,449 17.5
150,000.01 - 200,000.00 645 112,268,286 19.2
200,000.01 - 250,000.00 417 93,416,598 16.0
250,000.01 - 300,000.00 264 71,943,976 12.3
300,000.01 - 350,000.00 186 60,049,363 10.3
350,000.01 - 400,000.00 137 50,909,199 8.7
400,000.01 - 450,000.00 41 16,886,751 2.9
450,000.01 - 500,000.00 5 2,305,023 0.4
500,000.01 - 550,000.00 1 524,793 0.1
650,000.01 - 700,000.00 1 667,898 0.1
Total: 3,707 584,829,146 100.0
Max: 668,000.00
Min: 10,000.00
Avg: 158,396.31
Number Total
of Scheduled % of
Current Mortgage Rate Loans Balance Group
0.01 - 5.50 16 3,617,318 0.6
5.51 - 6.00 135 30,286,403 5.2
6.01 - 6.50 263 55,327,498 9.5
6.51 - 7.00 502 104,109,542 17.8
7.01 - 7.50 390 71,326,211 12.2
7.51 - 8.00 448 73,475,678 12.6
8.01 - 8.50 502 78,668,247 13.5
8.51 - 9.00 498 75,523,785 12.9
9.01 - 9.50 302 39,868,988 6.8
9.51 - 10.00 228 26,977,994 4.6
10.01 - 10.50 120 10,820,714 1.9
10.51 - 11.00 63 4,994,814 0.9
11.01 - 11.50 51 3,511,885 0.6
11.51 - 12.00 58 2,021,522 0.3
12.01 - 12.50 108 3,672,863 0.6
12.51 - 13.00 17 449,721 0.1
13.01 - 13.50 3 76,659 0.0
13.51 - 14.00 3 99,303 0.0
Total: 3,707 584,829,146 100.0
Max: 13.84
Min: 4.99
Wgt Avg: 7.84
Number Total
of Scheduled % of
Occupancy Status Loans Balance Group
Primary 3,329 531,276,933 90.8
Second Home 35 6,372,168 1.1
Investor 343 47,180,046 8.1
Total: 3,707 584,829,146 100.0
HEAT 2006-4 Group 1
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Original Term to Stated Maturity Loans Balance Group
61 - 120 4 197,879 0.0
121 - 180 179 16,529,480 2.8
181 - 240 78 3,999,889 0.7
241 - 300 1 165,532 0.0
301 - 360 3,445 563,936,366 96.4
Total: 3,707 584,829,146 100.0
Max: 360.
Min: 120.
Wgt Avg: 354.
Number Total
of Scheduled % of
Remaining Term to Stated Maturity Loans Balance Group
61 - 120 4 197,879 0.0
121 - 180 180 16,590,542 2.8
181 - 240 77 3,938,828 0.7
241 - 300 2 208,335 0.0
301 - 360 3,444 563,893,563 96.4
Total: 3,707 584,829,146 100.0
Max: 357.
Min: 115.
Wgt Avg: 348.
Number Total
of Scheduled % of
State Loans Balance Group
California 470 120,121,696 20.5
Florida 440 75,041,050 12.8
Arizona 204 39,234,010 6.7
Illinois 190 32,956,463 5.6
Maryland 116 24,172,347 4.1
Texas 212 21,527,579 3.7
Virginia 126 20,296,905 3.5
New Jersey 93 19,339,426 3.3
New York 96 18,815,359 3.2
Washington 82 14,579,926 2.5
Michigan 130 13,762,299 2.4
Minnesota 93 13,633,329 2.3
Colorado 85 13,352,730 2.3
Nevada 72 12,784,062 2.2
Ohio 128 12,638,794 2.2
Other 1,170 132,573,171 22.7
Total: 3,707 584,829,146 100.0
Number Total
of Scheduled % of
Purpose Loans Balance Group
Purchase 1,160 128,392,363 22.0
Refinance - Rate Term 438 60,759,670 10.4
Refinance - Cashout 2,109 395,677,114 67.7
Total: 3,707 584,829,146 100.0
Number Total
of Scheduled % of
Documentation Type Loans Balance Group
Full 2,776 415,658,814 71.1
Reduced 362 55,832,521 9.5
Stated Income / Stated Assets 566 112,902,133 19.3
No Income / No Assets 3 435,678 0.1
Total: 3,707 584,829,146 100.0
Number Total
of Scheduled % of
Maximum Rate Loans Balance Group
9.51 - 13.00 750 160,560,584 33.3
13.01 - 13.50 313 61,250,099 12.7
13.51 - 14.00 347 59,700,901 12.4
14.01 - 14.50 377 60,085,108 12.5
14.51 - 15.00 377 60,090,605 12.5
15.01 - 15.50 283 38,536,646 8.0
15.51 - 16.00 201 24,951,031 5.2
16.01 - 16.50 64 8,770,589 1.8
16.51 - 17.00 37 4,570,466 0.9
17.01 - 17.50 22 2,611,156 0.5
17.51 - 18.00 3 299,514 0.1
18.01 >= 1 42,804 0.0
Total: 2,775 481,469,502 100.0
Max: 18.950
Min: 10.125
Wgt Avg: 13.784
Number Total
of Scheduled % of
Minimum Rate Loans Balance Group
<= 4.50 297 59,634,700 12.4
4.51 - 6.00 392 68,386,155 14.2
6.01 - 6.50 151 29,924,807 6.2
6.51 - 7.00 253 52,957,950 11.0
7.01 - 7.50 225 40,540,827 8.4
7.51 - 8.00 311 53,733,595 11.2
8.01 - 8.50 346 56,683,963 11.8
8.51 - 9.00 341 55,600,168 11.5
9.01 - 9.50 219 31,942,711 6.6
9.51 - 10.00 154 20,936,152 4.3
10.01 - 10.50 47 6,906,406 1.4
10.51 - 11.00 19 2,190,951 0.5
11.01 - 11.50 16 1,688,799 0.4
11.51 - 12.00 4 342,318 0.1
Total: 2,775 481,469,502 100.0
Max: 11.950
Min: 2.125
Wgt Avg: 7.147
HEAT 2006-4 Group 1
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Margin Loans Balance Group
0.01 - 4.00 154 31,306,453 6.5
4.01 - 4.50 177 35,457,176 7.4
4.51 - 5.00 210 39,682,732 8.2
5.01 - 5.50 483 93,292,247 19.4
5.51 - 6.00 672 120,731,657 25.1
6.01 - 6.50 429 65,030,499 13.5
6.51 - 7.00 245 39,607,803 8.2
7.01 - 7.50 151 21,598,348 4.5
7.51 - 8.00 125 18,078,332 3.8
8.01 - 8.50 89 11,093,914 2.3
8.51 - 9.00 31 4,422,871 0.9
9.01 - 9.50 6 958,340 0.2
9.51 - 10.00 1 80,542 0.0
10.01 - 10.50 2 128,589 0.0
Total: 2,775 481,469,502 100.0
Max: 10.37
Min: 2.13
Wgt Avg: 5.78
Number Total
of Scheduled % of
Property Type Loans Balance Group
Single Family Residence 3,112 475,389,469 81.3
Condo 190 28,708,692 4.9
2 Family 165 31,618,558 5.4
3-4 Family 58 13,538,181 2.3
PUD 182 35,574,246 6.1
Total: 3,707 584,829,146 100.0
Number Total
of Scheduled % of
Months to Rate Reset Loans Balance Group
1 - 3 2 382,510 0.1
4 - 6 12 2,977,089 0.6
7 - 9 2 405,901 0.1
10 - 12 47 4,692,829 1.0
13 - 15 414 68,520,805 14.2
16 - 18 997 178,771,633 37.1
19 - 21 1,105 190,338,853 39.5
22 - 24 3 627,398 0.1
25 - 27 14 2,940,335 0.6
28 - 30 38 7,182,979 1.5
31 - 33 122 21,420,634 4.4
37 >= 19 3,208,534 0.7
Total: 2,775 481,469,502 100.0
Max: 56
Min: 3
Wgt Avg: 19
Number Total
of Scheduled % of
Periodic Rate Cap Loans Balance Group
1.00 2,506 436,402,415 90.6
1.50 162 21,813,565 4.5
2.00 107 23,253,523 4.8
Total: 2,775 481,469,502 100.0
Max: 2.00
Min: 1.00
Wgt Avg: 1.07
Number Total
of Scheduled % of
Initial Rate Cap Loans Balance Group
1.00 9 1,941,687 0.4
1.50 25 4,770,645 1.0
2.00 553 107,287,040 22.3
3.00 2,177 365,645,523 75.9
5.00 10 1,625,346 0.3
6.00 1 199,260 0.0
Total: 2,775 481,469,502 100.0
Max: 6.00
Min: 1.00
Wgt Avg: 2.76
HEAT 2006-4 Group 2
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Original Loan to Value Ratios Loans Balance Group
<= 50.00 185 25,284,846 2.7
50.01 - 55.00 73 13,652,586 1.5
55.01 - 60.00 123 23,402,416 2.5
60.01 - 65.00 196 37,360,450 4.0
65.01 - 70.00 295 53,754,612 5.8
70.01 - 75.00 393 77,025,430 8.3
75.01 - 80.00 1,909 419,840,768 45.4
80.01 - 85.00 287 61,586,891 6.7
85.01 - 90.00 554 112,531,502 12.2
90.01 - 95.00 252 37,771,083 4.1
95.01 - 100.00 1,254 62,403,062 6.7
Total: 5,521 924,613,644 100.0
Max: 100.00
Min: 9.72
Wgt Avg: 79.50
Number Total
of Scheduled % of
Scheduled Balance Loans Balance Group
0.01 - 50,000.00 1,124 35,261,122 3.8
50,000.01 - 100,000.00 1,127 83,063,506 9.0
100,000.01 - 150,000.00 951 117,867,956 12.7
150,000.01 - 200,000.00 713 124,642,098 13.5
200,000.01 - 250,000.00 471 105,010,222 11.4
250,000.01 - 300,000.00 284 78,082,313 8.4
300,000.01 - 350,000.00 218 70,476,189 7.6
350,000.01 - 400,000.00 141 52,666,621 5.7
400,000.01 - 450,000.00 138 58,766,968 6.4
450,000.01 - 500,000.00 128 61,170,555 6.6
500,000.01 - 550,000.00 78 40,851,564 4.4
550,000.01 - 600,000.00 56 32,169,446 3.5
600,000.01 >= 92 64,585,087 7.0
Total: 5,521 924,613,644 100.0
Max: 1,170,126.83
Min: 577.76
Avg: 167,472.13
Number Total
of Scheduled % of
FICO Credit Scores Loans Balance Group
<= 0 5 471,193 0.1
451 - 475 2 401,026 0.0
476 - 500 10 1,257,368 0.1
501 - 525 267 39,877,502 4.3
526 - 550 453 71,141,332 7.7
551 - 575 486 79,994,181 8.7
576 - 600 913 127,714,408 13.8
601 - 625 996 154,849,068 16.7
626 - 650 967 163,863,108 17.7
651 - 675 704 130,073,201 14.1
676 - 700 354 68,881,609 7.4
701 - 725 175 40,389,273 4.4
726 - 750 108 22,602,924 2.4
751 - 775 53 14,257,023 1.5
776 - 800 26 7,690,804 0.8
801 - 825 2 1,149,626 0.1
Total: 5,521 924,613,644 100.0
Min: 0
Max: 814
Wgt Avg: 623
Number Total
of Scheduled % of
Original Balance Loans Balance Group
0.01 - 50,000.00 1,115 34,848,418 3.8
50,000.01 - 100,000.00 1,129 82,780,425 9.0
100,000.01 - 150,000.00 951 117,517,024 12.7
150,000.01 - 200,000.00 717 125,094,872 13.5
200,000.01 - 250,000.00 468 104,107,506 11.3
250,000.01 - 300,000.00 287 78,682,161 8.5
300,000.01 - 350,000.00 218 70,324,193 7.6
350,000.01 - 400,000.00 142 52,917,872 5.7
400,000.01 - 450,000.00 136 57,771,844 6.2
450,000.01 - 500,000.00 131 62,465,032 6.8
500,000.01 - 550,000.00 78 40,801,303 4.4
550,000.01 - 600,000.00 57 32,717,907 3.5
600,000.01 - 650,000.00 33 20,611,604 2.2
650,000.01 - 700,000.00 21 14,146,943 1.5
700,000.01 - 750,000.00 23 16,798,221 1.8
750,000.01 >= 15 13,028,318 1.4
Total: 5,521 924,613,644 100.0
Max: 1,175,000.00
Min: 4,600.00
Avg: 168,170.81
Number Total
of Scheduled % of
Current Mortgage Rate Loans Balance Group
0.01 - 5.50 25 7,206,352 0.8
5.51 - 6.00 153 52,980,248 5.7
6.01 - 6.50 275 85,394,631 9.2
6.51 - 7.00 566 145,903,679 15.8
7.01 - 7.50 673 148,682,923 16.1
7.51 - 8.00 699 141,038,402 15.3
8.01 - 8.50 608 110,130,024 11.9
8.51 - 9.00 525 80,280,893 8.7
9.01 - 9.50 320 43,857,832 4.7
9.51 - 10.00 514 45,930,094 5.0
10.01 - 10.50 297 20,493,836 2.2
10.51 - 11.00 280 16,081,597 1.7
11.01 - 11.50 187 8,390,969 0.9
11.51 - 12.00 263 11,802,497 1.3
12.01 - 12.50 96 4,920,170 0.5
12.51 - 13.00 31 1,085,122 0.1
13.01 - 13.50 8 418,693 0.0
13.51 - 14.00 1 15,684 0.0
Total: 5,521 924,613,644 100.0
Max: 13.74
Min: 5.10
Wgt Avg: 7.84
Number Total
of Scheduled % of
Occupancy Status Loans Balance Group
Primary 5,242 881,975,314 95.4
Second Home 19 6,526,155 0.7
Investor 260 36,112,176 3.9
Total: 5,521 924,613,644 100.0
HEAT 2006-4 Group 2
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Original Term to Stated Maturity Loans Balance Group
61 - 120 7 380,638 0.0
121 - 180 344 28,087,896 3.0
181 - 240 36 2,440,903 0.3
241 - 300 2 164,284 0.0
301 - 360 5,132 893,539,924 96.6
Total: 5,521 924,613,644 100.0
Max: 360.
Min: 120.
Wgt Avg: 354.
Number Total
of Scheduled % of
Remaining Term to Stated Maturity Loans Balance Group
61 - 120 7 380,638 0.0
121 - 180 344 28,087,896 3.0
181 - 240 36 2,440,903 0.3
241 - 300 5 799,707 0.1
301 - 360 5,129 892,904,501 96.6
Total: 5,521 924,613,644 100.0
Max: 357.
Min: 109.
Wgt Avg: 347.
Number Total
of Scheduled % of
State Loans Balance Group
California 796 253,882,951 27.5
Florida 710 126,116,856 13.6
New York 198 44,518,351 4.8
Arizona 255 43,799,058 4.7
Texas 390 37,908,409 4.1
Maryland 181 37,118,964 4.0
Illinois 215 34,276,853 3.7
Georgia 244 32,682,519 3.5
New Jersey 129 29,193,572 3.2
Virginia 150 27,256,582 2.9
Colorado 108 18,320,465 2.0
Nevada 99 18,232,830 2.0
Washington 116 17,503,480 1.9
Pennsylvania 142 15,169,549 1.6
Minnesota 127 13,802,493 1.5
Other 1,661 174,830,712 18.9
Total: 5,521 924,613,644 100.0
Number Total
of Scheduled % of
Purpose Loans Balance Group
Purchase 2,958 445,913,233 48.2
Refinance - Rate Term 216 31,099,283 3.4
Refinance - Cashout 2,347 447,601,128 48.4
Total: 5,521 924,613,644 100.0
Number Total
of Scheduled % of
Documentation Type Loans Balance Group
Full 4,153 622,429,310 67.3
Reduced 769 174,955,024 18.9
Stated Income / Stated Assets 581 123,356,377 13.3
No Income / No Assets 18 3,872,933 0.4
Total: 5,521 924,613,644 100.0
Number Total
of Scheduled % of
Maximum Rate Loans Balance Group
9.51 - 13.00 967 274,563,514 36.0
13.01 - 13.50 539 123,194,406 16.1
13.51 - 14.00 535 111,558,327 14.6
14.01 - 14.50 472 90,677,338 11.9
14.51 - 15.00 437 76,416,237 10.0
15.01 - 15.50 243 38,972,179 5.1
15.51 - 16.00 209 28,270,785 3.7
16.01 - 16.50 70 9,269,528 1.2
16.51 - 17.00 60 7,239,588 0.9
17.01 - 17.50 16 1,946,796 0.3
17.51 - 18.00 10 1,251,475 0.2
18.01 >= 3 251,003 0.0
Total: 3,561 763,611,177 100.0
Max: 18.490
Min: 10.755
Wgt Avg: 13.608
Number Total
of Scheduled % of
Minimum Rate Loans Balance Group
<= 4.50 336 101,268,465 13.3
4.51 - 6.00 405 102,464,862 13.4
6.01 - 6.50 188 47,928,804 6.3
6.51 - 7.00 347 86,164,359 11.3
7.01 - 7.50 464 97,636,791 12.8
7.51 - 8.00 566 113,667,934 14.9
8.01 - 8.50 407 81,037,190 10.6
8.51 - 9.00 361 59,388,681 7.8
9.01 - 9.50 206 33,513,011 4.4
9.51 - 10.00 171 26,285,204 3.4
10.01 - 10.50 58 8,094,680 1.1
10.51 - 11.00 30 3,830,853 0.5
11.01 - 11.50 12 1,190,756 0.2
11.51 - 12.00 9 1,051,937 0.1
12.01 - 12.50 1 87,651 0.0
Total: 3,561 763,611,177 100.0
Max: 12.123
Min: 2.250
Wgt Avg: 7.008
HEAT 2006-4 Group 2
Credit Suisse Securities LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Number Total
of Scheduled % of
Margin Loans Balance Group
0.01 - 4.00 194 58,759,901 7.7
4.01 - 4.50 194 55,655,209 7.3
4.51 - 5.00 237 51,973,885 6.8
5.01 - 5.50 582 139,750,484 18.3
5.51 - 6.00 984 216,629,286 28.4
6.01 - 6.50 591 104,747,518 13.7
6.51 - 7.00 362 71,936,736 9.4
7.01 - 7.50 188 29,416,531 3.9
7.51 - 8.00 125 19,715,730 2.6
8.01 - 8.50 75 10,709,089 1.4
8.51 - 9.00 23 3,847,810 0.5
9.01 - 9.50 1 55,889 0.0
9.51 - 10.00 2 128,049 0.0
10.01 - 10.50 2 180,313 0.0
10.51 >= 1 104,747 0.0
Total: 3,561 763,611,177 100.0
Max: 10.65
Min: 1.00
Wgt Avg: 5.70
Number Total
of Scheduled % of
Property Type Loans Balance Group
Single Family Residence 4,513 734,477,484 79.4
Condo 349 54,819,208 5.9
2 Family 184 41,387,334 4.5
3-4 Family 59 13,229,963 1.4
PUD 416 80,699,656 8.7
Total: 5,521 924,613,644 100.0
Number Total
of Scheduled % of
Months to Rate Reset Loans Balance Group
1 - 3 2 620,640 0.1
4 - 6 11 2,352,679 0.3
7 - 9 4 388,302 0.1
10 - 12 80 11,137,589 1.5
13 - 15 775 150,338,642 19.7
16 - 18 1,104 267,904,265 35.1
19 - 21 1,362 277,474,052 36.3
22 - 24 1 474,687 0.1
25 - 27 17 6,144,205 0.8
28 - 30 46 10,409,416 1.4
31 - 33 134 30,994,535 4.1
37 >= 25 5,372,167 0.7
Total: 3,561 763,611,177 100.0
Max: 57
Min: 2
Wgt Avg: 18
Number Total
of Scheduled % of
Periodic Rate Cap Loans Balance Group
1.00 3,248 696,393,895 91.2
1.50 160 26,502,155 3.5
2.00 153 40,715,127 5.3
Total: 3,561 763,611,177 100.0
Max: 2.00
Min: 1.00
Wgt Avg: 1.07
Number Total
of Scheduled % of
Initial Rate Cap Loans Balance Group
1.00 3 303,181 0.0
1.50 25 6,434,406 0.8
2.00 732 159,750,720 20.9
3.00 2,785 594,193,231 77.8
5.00 14 2,193,859 0.3
6.00 2 735,780 0.1
Total: 3,561 763,611,177 100.0
Max: 6.00
Min: 1.00
Wgt Avg: 2.79